UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Small-Cap Value Portfolio

Annual Report

December 31, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Management Discussion

Stocks advanced sharply to finish 2010, returning the market to levels last seen prior to the collapse of Lehman Brothers in 2008. Following the exceptionally strong recovery in stocks during calendar 2009, the market drifted in a trading range for the first eight months of 2010 before bottoming in Q3 and rallying sharply to finish the year. Corporate profits recovered nicely in 2010 after three years of declines, while other economic variables such as housing and employment showed little to no improvement. Investor sentiment swayed from negative to positive, as concerns early in the year regarding the European debt crisis and prospects for a “double-dip” recession were supplanted by optimism surrounding solid corporate earnings, modest upward revisions to GDP growth forecasts, and a second round of quantitative easing by the Federal Reserve. Small cap stocks, as measured by the Russell 2000 Index, finished the year with a 26.85% return, materially ahead of the 15.06% return of the S&P 500 Index.

The bulk of the Portfolio’s performance for the year was driven by the producer durables and consumer discretionary sectors. Top performers within these sectors included Baldor Electric, a manufacturer of industrial electric motors and power transmission products. The company agreed to be acquired late in the year by Switzerland-based power and engineering company ABB Ltd. for a substantial premium to prior trading levels. Rollins Inc., a provider of pest control services through its Orkin Exterminating Company subsidiary, was another top performer. This long standing Portfolio holding has recently seen improved demand from the residential market, as well as a pick-up in commercial demand stemming from hotels in major metropolitan areas of the US. Several new additions to the Portfolio with exposure to the rebounding commercial vehicle market made an immediate contribution to performance. These included Tenneco Inc., Wabash National Corp., and Dana Holding Corp. Merger and acquisition activity was another positive factor. In addition to the Baldor transaction, other holdings acquired during the year included Jo-Ann Stores, Inc., Sybase Inc., Mariner Energy, Arena Resources, and Zenith National Insurance Corp. Stock selection in the financial services sector was a negative factor, particularly early in the year. We eliminated our position in Hancock Holdings, a regional bank operating in the Gulf Coast and Southeast US, after the company experienced a sharp increase in nonperforming loans, in part due to the impact of the Gulf oil spill.

As we start a new year, it seems the key drivers that drove solid equity returns in 2010 are likely to remain in place, at least in early 2011. These include solid corporate earnings growth, stronger balance sheets leading to acquisitions and share repurchase activity, an accommodative Federal Reserve, and relatively low interest rates. However, key risks remain, including high consumer and government debt, persistently weak housing and high unemployment. Perhaps the primary risk will reside with the direction of interest rates and the valuation of financial assets when the federal government begins to withdraw the massive stimulus it has injected into the economy over the last 18-24 months. In light of the market’s strong recovery off the lows of 2009 and continuing through 2010, it is reasonable to expect more balanced and modest returns ahead. As a result, we believe individual stock selection and strong fundamental analysis will be increasingly critical to future out-performance. We will continue to emphasize our disciplined approach to bottom-up stock selection as the driver of returns.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Russell 2000 Index
	10,000.00	10,000.00
2001	11,436.00	10,249.00
2002	9,778.92	8,150.00
2003	13,131.14	12,000.88
2004	16,041.00	14,200.64
2005	17,016.29	14,846.77
2006	20,082.63	17,574.13
2007	20,727.28	17,298.21
2008	13,961.90	11,453.15
2009	17,851.68	14,564.97
2010	22,134.89	18,475.66

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Five Years	Ten Years
23.99%	5.40%	8.27%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2010

Sector	% of Portfolio Investments
Communications	3.22%
Consumer Products & Services	16.10%
Financial Services	25.42%
Health Care Related	4.24%

Industrial Products & Services	17.31%
Natural Resources	9.63%
Short Term Investments	4.91%
Technology	10.88%
Transportation	4.42%
Utilities	3.87%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/10)	(12/31/10)	(07/01/10 - 12/31/10)
Actual	$ 1,000.00	$ 1,298.79	$ 6.49
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.56	$ 5.70

*Expenses are equal to the Portfolio's annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC. Financial Reports for the Year Ended December 31, 2010 Maxim Loomis Sayles Small-Cap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

COMMON STOCK

Shares		Value ($)

Agriculture — 2.06%
28,791	Corn Products International Inc	1,324,386
118,145	Darling International Inc *	1,568,966
29,977	Fresh Del Monte Produce Inc	747,926
		$3,641,278

Air Freight — 1.10%
34,761	Atlas Air Worldwide Holdings Inc *	1,940,707
		$1,940,707

Auto Parts & Equipment — 1.39%
71,478	Dana Holding Corp *	1,230,137
29,614	Tenneco Inc *	1,218,912
		$2,449,049

Banks — 7.92%
106,502	Cathay General Bancorp	1,778,583
13,993	City National Corp	858,611
94,991	CVB Financial Corp †	823,572
77,699	First Financial Bancorp	1,435,878
144,145	First Horizon National Corp	1,698,022
67,833	First Midwest Bancorp Inc	781,436
21,341	Iberiabank Corp	1,261,893
381,630	Popular Inc *	1,198,318
31,620	Prosperity Bancshares Inc	1,242,034
30,508	Signature Bank *	1,525,400
41,338	Wintrust Financial Corp †	1,365,394
		$13,969,141

Biotechnology — 0.75%
3,877	Mettler-Toledo International Inc *	586,241
26,800	Pharmaceutical Product Development Inc	727,352
		$1,313,593

Broadcast/Media — 1.90%
26,380	Arbitron Inc	1,095,298
29,050	Harte-Hanks Inc	370,968
28,470	Liberty Media Corp - Starz Series A *	1,892,686
		$3,358,952

Building Materials — 0.83%
17,583	Armstrong World Industries Inc	756,069
56,085	Griffon Corp *	714,523
		$1,470,592

Chemicals — 5.06%
43,611	Calgon Carbon Corp *	659,398
79,861	Chemtura Corp *	1,276,179

98,825	Ferro Corp *	1,446,798
43,074	Koppers Holdings Inc	1,541,188
12,966	Minerals Technologies Inc	848,106
39,425	Olin Corp	809,001
45,277	WR Grace & Co *	1,590,581
38,224	Zep Inc	759,893
		$8,931,144

Communications - Equipment — 1.42%
33,929	ADTRAN Inc	1,228,569
132,075	Brocade Communications Systems Inc *	698,677
17,333	NETGEAR Inc *	583,775
		$2,511,021

Computer Software & Services — 1.56%
36,031	IAC/InterActiveCorp *	1,034,090
31,395	Progress Software Corp *	1,328,636
19,691	Radiant Systems Inc *	385,353
		$2,748,079

Conglomerates — 0.74%
27,258	Raven Industries Inc	1,299,934
		$1,299,934

Containers — 0.60%
49,425	Temple-Inland Inc	1,049,787
		$1,049,787

Distributors — 0.70%
18,796	Core-Mark Holding Co Inc *	668,949
49,219	H&E Equipment Services Inc *	569,464
		$1,238,413

Electric Companies — 2.23%
32,767	ALLETE Inc	1,220,899
23,756	ITC Holdings Corp	1,472,397
41,468	UIL Holdings Corp	1,242,381
		$3,935,677

Electronic Instruments & Equipment — 5.87%
27,473	AZZ Inc	1,099,195
39,196	Cognex Corp	1,153,146
17,500	Encore Wire Corp	438,900
12,812	GrafTech International Ltd *	254,190
35,372	II-VI Inc *	1,639,846
12,532	LaBarge Inc *	196,878
22,087	Littelfuse Inc	1,039,414
26,393	Rofin-Sinar Technologies Inc *	935,368
21,156	Rogers Corp *	809,217
47,793	ScanSource Inc *	1,524,597
26,044	Thomas & Betts Corp *	1,257,925
		$10,348,676

Electronics - Semiconductor — 3.83%
39,652	Atheros Communications *	1,424,300
40,471	Cohu Inc	671,009
44,653	Diodes Inc *	1,205,185
137,180	PMC-Sierra Inc *	1,178,376

107,064	Teradyne Inc *	1,503,179
65,528	TriQuint Semiconductor Inc *	766,022
		$6,748,071

Engineering & Construction — 0.64%
53,738	MYR Group Inc *	1,128,498
		$1,128,498

Financial Services — 3.09%
89,439	Ares Capital Corp	1,473,955
116,779	Fifth Street Finance Corp †	1,417,697
26,029	JMP Group Inc	198,601
54,656	MarketAxess Holdings Inc	1,137,391
53,138	PHH Corp *	1,230,145
		$5,457,789

Food & Beverages — 2.75%
15,479	BJ’s Wholesale Club Inc *	741,444
30,593	J&J Snack Foods Corp	1,475,807
132,087	Pilgrim’s Pride Corp *	936,497
20,850	Snyders-Lance Inc	488,724
70,834	Spartan Stores Inc	1,200,636
		$4,843,108

Gold, Metals & Mining — 2.15%
23,438	Haynes International Inc	980,411
95,989	Horsehead Holding Corp *	1,251,697
30,596	Reliance Steel & Aluminum Co	1,563,456
		$3,795,564

Health Care Related — 1.53%
19,282	MEDNAX Inc *	1,297,486
46,264	WellCare Health Plans Inc *	1,398,098
		$2,695,584

Hotels/Motels — 0.65%
38,315	Wyndham Worldwide Corp	1,147,917
		$1,147,917

Household Goods — 1.05%
31,762	Jarden Corp	980,493
38,604	Leggett & Platt Inc	878,627
		$1,859,120

Insurance Related — 4.58%
41,278	Aspen Insurance Holdings Ltd	1,181,377
67,212	Employers Holdings Inc	1,174,866
21,575	Hanover Insurance Group Inc	1,007,984
49,431	HCC Insurance Holdings Inc	1,430,533
80,129	Old Republic International Corp	1,092,158
19,897	ProAssurance Corp *	1,205,758
18,435	Reinsurance Group of America Inc	990,144
		$8,082,820

Investment Bank/Brokerage Firm — 0.93%
26,306	Stifel Financial Corp *	1,632,024
		$1,632,024

Leisure & Entertainment — 0.82%
42,339	Isle of Capri Casinos Inc * †	432,705
39,461	Madison Square Garden Inc *	1,017,304
		$1,450,009

Machinery — 6.05%
54,376	Actuant Corp Class A	1,447,489
78,354	Albany International Corp Class A	1,856,206
67,951	Altra Holdings Inc *	1,349,507
21,661	ArvinMeritor Inc *	444,484
49,799	Commercial Vehicle Group Inc *	809,234
59,621	John Bean Technologies Corp	1,200,171
6,767	Middleby Corp *	571,270
23,592	RBC Bearings Inc *	921,975
108,469	Wabash National Corp *	1,285,358
14,913	Wabtec Corp	788,748
		$10,674,442

Manufacturing — 1.27%
91,677	Methode Electronics Inc	1,189,050
70,136	TTM Technologies Inc *	1,045,728
		$2,234,778

Medical Products — 1.83%
13,689	Alere Inc *	501,017
11,786	Haemonetics Corp *	744,640
18,965	Teleflex Inc	1,020,507
23,270	West Pharmaceutical Services Inc	958,724
		$3,224,888

Miscellaneous — 0.75%
25,343	KAR Auction Services Inc *	349,733
37,418	McGrath Rentcorp	981,100
		$1,330,833

Oil & Gas — 5.28%
34,085	Berry Petroleum Co Class A	1,489,514
36,882	Cloud Peak Energy Inc *	856,769
23,785	Comstock Resources Inc *	584,160
28,549	Dresser-Rand Group Inc *	1,215,902
69,463	Energy Partners Ltd *	1,032,220
13,513	Lufkin Industries Inc	843,076
22,436	Oceaneering International Inc *	1,651,963
17,831	Petroleum Development Corp *	752,646
23,648	Rosetta Resources Inc *	890,111
		$9,316,361

Paper & Forest Products — 0.47%
14,558	Deltic Timber Corp	820,198
		$820,198

Personal Loans — 1.56%
25,423	Cash America International Inc	938,871
63,143	Dollar Financial Corp *	1,807,784
		$2,746,655

Pharmaceuticals — 0.28%
43,113	Obagi Medical Products Inc *	497,955
		$497,955

Pollution Control — 2.50%
132,828	Rollins Inc	2,623,353
19,103	Team Inc *	462,292
48,088	Waste Connections Inc	1,323,863
		$4,409,508

Printing & Publishing — 0.96%
37,233	John Wiley & Sons Inc Class A	1,684,421
		$1,684,421

Railroads — 0.64%
21,281	Genesee & Wyoming Inc *	1,126,829
		$1,126,829

Real Estate — 8.21%
53,453	American Campus Communities Inc REIT	1,697,667
79,916	BioMed Realty Trust Inc REIT	1,490,434
62,227	DuPont Fabros Technology Inc REIT †	1,323,568
188,537	Hersha Hospitality Trust REIT	1,244,344
22,923	Mid-America Apartment Communities Inc REIT	1,455,381
43,677	National Retail Properties Inc REIT	1,157,441
65,874	Omega Healthcare Investors Inc REIT	1,478,213
43,248	Potlatch Corp REIT	1,407,722
22,832	Sovran Self Storage Inc REIT	840,446
52,338	UDR Inc REIT	1,230,990
121,989	U-Store-It Trust REIT	1,162,555
		$14,488,761

Restaurants — 0.89%
29,278	Bob Evans Farms Inc	965,003
34,560	California Pizza Kitchen Inc *	597,197
		$1,562,200

Retail — 3.78%
82,366	Fred’s Inc Class A	1,133,356
31,321	Genesco Inc *	1,174,224
129,043	HOT Topic Inc	809,100
21,999	HSN Inc * †	674,049
38,380	Kenneth Cole Productions Inc Class A *	479,366
57,513	Pep Boys - Manny Moe & Jack	772,400
19,486	RadioShack Corp	360,296
87,394	Sally Beauty Holdings Inc * †	1,269,835
		$6,672,626

Savings & Loans — 1.40%
61,335	Capitol Federal Financial Inc	730,500
61,798	First Niagara Financial Group Inc	863,936
86,137	MGIC Investment Corp *	877,736
		$2,472,172

Specialized Services — 2.33%
10,320	Alliance Data Systems Corp * †	733,029
80,058	Standard Parking Corp *	1,512,296
40,407	Wright Express Corp *	1,858,722
		$4,104,047

Textiles — 0.79%
72,052	Movado Group Inc *	1,162,919
7,082	Vera Bradley Inc *	233,706
		$1,396,625

Transportation — 1.44%
18,888	Kirby Corp *	832,016
30,913	Old Dominion Freight Line Inc *	988,907
55,310	Vitran Corp Inc *	725,667
		$2,546,590

Utilities — 1.32%
73,776	UGI Corp	2,329,846
		$2,329,846

Water — 0.46%
43,812	Middlesex Water Co	803,950
		$803,950

TOTAL COMMON STOCK — 98.36% (Cost $130,179,642)		$173,490,232

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

4,371,000	Federal Home Loan Bank	4,371,000
	0.00% January 3, 2011

TOTAL SHORT-TERM INVESTMENTS — 2.48% (Cost $4,371,000)		$4,371,000

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,147,059	Undivided interest of 4.29% in a repurchase agreement (Principal Amount/Value $26,757,000 with a maturity value of $26,757,624) with Household Bank Securities Inc, 0.21%, dated 12/31/10, to be repurchased at $1,147,059 on 1/3/11, collateralized by U.S. Treasury, 1.88%, 8/31/17 and Sallie Mae, 0.00%, 10/3/22, with a value of $27,292,595.	1,147,059

1,147,059	Undivided interest of 4.25% in a repurchase agreement (Principal Amount/Value $26,977,000 with a maturity value of $26,977,510) with BNP Paribas Securities Corp, 0.17%, dated 12/31/10, to be repurchased at $1,147,059 on 1/3/11, collateralized by various U.S. Government or agency securities, 0.00% - 10.35%, 1/4/11 - 2/9/40, with a value of $27,516,541.	1,147,059

1,147,059	Undivided interest of 4.21% in a repurchase agreement (Principal Amount/Value $27,211,000 with a maturity value of $27,211,514 with Merrill Lynch, Pierce, Fenner & Smith, 0.17%, dated 12/31/10, to be repurchased at $1,147,059 on 1/3/11, collateralized by GNMA, 2.63% - 9.50%, 10/15/11 - 4/15/53, with a value of $27,755,220.	1,147,059

1,147,059	Undivided interest of 4.21% in a repurchase agreement (Principal Amount/Value $27,239,000 with a maturity value of $27,239,605) with Barclays Capital Inc, 0.20%, dated 12/31/10, to be repurchased at $1,147,059 on 1/3/11, collateralized by U.S. Treasury, 0.38% - 0.63%, 6/30/12 - 9/30/12, with a value of $27,783,781.	1,147,059

TOTAL SECURITIES LENDING COLLATERAL — 2.60%	$4,588,236
(Cost $4,588,236)

TOTAL INVESTMENTS — 103.44%	$182,449,468
(Cost $139,138,878)

OTHER ASSETS & LIABILITIES — (3.44%)	$(6,065,715)

TOTAL NET ASSETS — 100%	$176,383,753

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at December 31, 2010.
REIT	Real Estate Investment Trust

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

ASSETS:
Investments in securities, market value (including $4,466,880 of securities on loan) (1)	$182,449,468
Cash	47,998
Dividends receivable	172,084
Subscriptions receivable	294,144
Receivable for investments sold	1,099,437

Total assets	184,063,131

LIABILITIES:
Due to investment adviser	170,991
Payable upon return of securities loaned	4,588,236
Redemptions payable	1,935,808
Payable for investments purchased	984,343

Total liabilities	7,679,378

NET ASSETS	$176,383,753

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$862,800
Additional paid-in capital	145,595,961
Net unrealized appreciation on investments	43,310,590
Accumulated net realized loss on investments	(13,385,598)

NET ASSETS	$176,383,753

NET ASSET VALUE PER OUTSTANDING SHARE	$20.44

(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	105,000,000
Outstanding	8,627,999

(1) Cost of investments in securities	$139,138,878

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

INVESTMENT INCOME:
Interest	$4,047
Income from securities lending	4,624
Dividends	2,930,744

Total income	2,939,415

EXPENSES:
Audit fees	16,056
Bank and custodial fees	19,985
Investment administration	107,964
Management fees	1,781,019
Other expenses	66,942

Total expenses	1,991,966

Less amount reimbursed by investment adviser	500

Net expenses	1,991,466

NET INVESTMENT INCOME	947,949

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	30,615,025
Change in net unrealized appreciation on investments	6,972,007

Net realized and unrealized gain on investments	37,587,032

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,534,981

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$947,949	$1,051,633
Net realized gain (loss) on investments	30,615,025	(12,374,382)
Change in net unrealized appreciation on investments	6,972,007	69,175,548

Net increase in net assets resulting from operations	38,534,981	57,852,799

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(783,896)	(823,684)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	95,236,062	95,483,953
Reinvestment of distributions	783,896	823,684
Redemptions of shares	(184,421,644)	(130,388,739)

Net decrease in net assets resulting from share transactions	(88,401,686)	(34,081,102)

Total increase (decrease) in net assets	(50,650,601)	22,948,013
NET ASSETS:
Beginning of period	227,034,354	204,086,341

End of period	$176,383,753	$227,034,354

OTHER INFORMATION:

SHARES:
Sold	5,518,162	6,959,954
Issued in reinvestment of distributions	41,682	55,679
Redeemed	(10,641,051)	(9,002,450)

Net decrease	(5,081,207)	(1,986,817)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

		Year Ended December 31,
		2010		2009		2008		2007		2006

Net Asset Value, Beginning of Period	$	16.56	$	13.00	$	19.53	$	21.28	$	20.06

Income from Investment Operations

Net investment income		0.08		0.06		0.04		0.02		0.11
Net realized and unrealized gain (loss)		3.88		3.56		(6.35)		0.64		3.46

Total Income (Loss) From
Investment Operations		3.96		3.62		(6.31)		0.66		3.57

Less Distributions

Net investment loss		(0.08)		(0.06)		(0.04)		(0.02)		(0.11)
From net realized gains						(0.18)		(2.39)		(2.24)

Total Distributions		(0.08)		(0.06)		(0.22)		(2.41)		(2.35)

Net Asset Value, End of Period	$	20.44	$	16.56	$	13.00	$	19.53	$	21.28

Total Return ±		23.99%		27.86%		(32.64% )		3.21%		18.02%

Net Assets, End of Period ($000)	$	176,384	$	227,034	$	204,086	$	281,009	$	265,030

Ratio of Expenses to Average Net Assets:
- Before Reimbursement		1.12%		1.08%		1.09%		1.07%		1.09%
- After Reimbursement §		1.12%		1.08%		1.08%		1.07%		1.09%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement		0.53%		0.49%		0.31%		0.12%		0.59%
- After Reimbursement §		0.53%		0.49%		0.31%		0.12%		0.59%

Portfolio Turnover Rate		53.64%		58.45%		66.94%		57.99%		60.84%

§	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or
expenses	were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios; six of which became effective with the Securities and Exchange Commission (the SEC) on December 31, 2010, but were not yet capitalized. Interests in the Maxim Loomis Sayles Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:

Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Short Term Investments:	Amortized cost.

Security Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2010, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the year did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year.

Description*		Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		167,015,559		-		-		167,015,559
Foreign Common Stock		6,474,673		-		-		6,474,674
Short-term Investments and Securities Lending Collateral		-		8,959,236		-		8,959,235

Total	$	173,490,232	$	8,959,236	$	0	$	182,449,468

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2010, the Portfolio does not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser is required by contract to pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio. Fund expenses might vary if unaffiliated companies provided these services. Current terms of the agreements do not call for any fees to be paid by either the Portfolio or the investment advisor for these services.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $261,000 for the year ended December 31, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $92,855,588 and $178,807,858, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2010, the U.S. Federal income tax cost basis was $139,811,086. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $43,460,639 and gross depreciation of securities in which there was an excess of tax cost over value of $822,257 resulting in net appreciation of $42,638,382.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the security purchased with cash collateral is included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned. The security is also included in the Schedule of Investments. As of December 31, 2010 the Portfolio had securities on loan valued at $4,466,880 and received collateral of $4,588,236 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2010 and 2009 were from ordinary income in the amount of $783,896 and $823,684, respectively.

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed capital gains	-

Net accumulated earnings	0

Net unrealized appreciation on investments	42,638,382
Capital loss carryforwards	(12,713,391)
Post-October losses	-

Tax composition of capital	$29,924,991

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2010 the Portfolio reclassified permanent book and tax differences of $63,747 from paid-in capital to undistributed net investment income and $227,800 from undistributed net investment income to accumulated net realized loss on investments. These adjustments have no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

For the year ended December 31, 2010, the Portfolio utilized $28,959,653 of capital loss carryforwards.

At December 31, 2010, the Portfolio had available for federal income tax purposes an unused capital loss carryforward of $12,713,391, which expires in the year 2017.

7.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2010, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Loomis Sayles Small-Cap Value Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Loomis Sayles Small-Cap Value Portfolio of the Maxim Series Fund, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Costa Mesa, California

February 25, 2011

Fund Directors and Officers

Maxim Series Fund, Inc. (“the Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 60 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) (2011)	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G.Graye (1955) President 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer,

Treasurer,and

Investment Operations Compliance Officer

2008 (as Treasurer

and Investment Operations Compliance Officer)

2010 (as Chief

Financial Officer, Treasurer, and Investment Operations Compliance Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, MCM

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $390,120 for fiscal year 2009 and $418,850 for fiscal year 2010.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2009 and $84,800 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $144,625 for fiscal year 2009 and $238,700 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2009 equaled $985,800 and for fiscal year 2010 equaled $1,060,100.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.        CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)          (1)  Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

By:	/s/ M.C. Maiers
M.C. Maiers

        Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	February 23, 2011